Balance Sheets (USD $)	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Current assets:
Cash	$ 0	$ 450	$ 992
Prepaid Expenses	549	549	549
TOTAL ASSETS	549	999	1,541
Current liabilities:
Account payable	1,800	1,800	1,700
Advance from company officers	28,796	21,929	13,929
TOTAL LIABILITIES	30,596	23,729	15,629
Stockholders' Deficit:
Preferred Stock, value
Common Stock, value	3,358	3,358	3,358
Additional paid-in capital	192,425	192,425	192,425
Deficit accumulated during the development stage	(225,830)	(218,513)	(209,871)
Total Stockholders' Deficit	(30,047)	(22,730)	(14,088)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 549	$ 999	$ 1,541